EXHIBIT 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 10-Mar-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	1
Distribution Date	10-Mar-08
Record Date	07-Mar-08

Dates Covered	From and Including	To and Including

Collections Period	01-Feb-08	29-Feb-08
Accrual Period	21-Feb-08	09-Mar-08
30/360 Days	17
Actual/360 Days	18

	Number of
Collateral Pool Balance Data	Accounts	$ Amount

Pool Balance — Beginning of Period	81,089	$1,555,000,035.25
Collections of Installment Principal		27,334,211.93
Collections Attributable to Full Payoffs		15,877,184.16
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		45,097.30

Pool Balance — End of Period(EOP)	80,018	$1,511,743,541.86

Pool Statistics		End of Period

Initial Pool Balance (Pool Balance at the Purchase Date)		$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)		97.22%
Ending Overcollateralization (O/C) Amount		$53,456,849.52
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		103.666%

Cumulative Net Losses		$36,062.69
Net Loss Ratio (3 mos weighted avg.)		0.028%
Cumulative Recovery Ratio		20.034%

Delinquency Information:(1)		$ Amount	% of EOP Pool Bal.	# of Accounts

31-60 Days Delinquent		13,711,711.04	0.907%	707
61-90 Days Delinquent		138,151.53	0.009%	7
91-120 Days Delinquent		28,950.44	0.002%	1
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		758,038.40	0.050%	30
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		925,140.37
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)		0.06120%

		Current Month	Prior Month

Weighted Average A.P.R.		7.802%	0.000%
Weighted Average Remaining Term (months)		56.90	—
Weighted Average Seasoning (months)		10.50	—

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$27,334,211.93	Pool Balance	$1,511,743,541.86
Collections Attributable to Full Payoffs	15,877,184.16	Yield Supplement O/C Amount	(42,253,494.85)
Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,469,490,047.01
Recoveries on Loss Accounts	9,034.61
Collections of Interest	9,898,099.57	Total Securities	$1,458,286,692.34
Investment Earnings	38,369.83
Reserve Account	7,537,000.00	Adjusted O/C Amount	$11,203,354.67

Total Sources	$60,821,278.29

		Target Overcollateralization Amount	$58,779,601.88

Cash Uses
Servicer Fee	$1,295,833.36
		O/C Release Period?	No
A Note Interest	2,564,241.75
Priority Principal Distribution Amount	0.00
		O/C Release	$0.00
B Note Interest	218,576.08
Reserve Fund	7,537,000.00
Regular Principal Distribution Amount	11,203,354.67
Distribution to Certificateholders	0.00

Total Cash Uses	$60,821,278.29

Administrative Payment
Total Principal and Interest Sources	$60,821,278.29
Investment Earnings in Trust Account	(38,369.83)
Daily Collections Remitted	(53,117,724.29)
Cash Reserve in Trust Account	(7,537,000.00)
Servicer Fee (withheld)	(1,295,833.36)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,167,649.19)

	Beginning	Ending	Principal	Principal per	Interest	Interest
	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Notes

Class A-1 350,000,000.00 @ 3.15195%	350,000,000.00	300,886,692.34	49,113,307.66	140.3237362	551,591.25	1.5759750
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	120,416.67	1.6055556
Class A-2b 310,000,000.00 @ 3.96063%	310,000,000.00	310,000,000.00	0.00	0.0000000	613,897.65	1.9803150
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	480,486.11	1.7472222
Class A-3b 190,000,000.00 @ 4.16063%	190,000,000.00	190,000,000.00	0.00	0.0000000	395,259.85	2.0803150
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	402,590.22	2.1155555
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	218,576.08	2.6302777
Class B 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	92,319.44	2.7152776

Total Notes	$1,507,400,000.00	$1,458,286,692.34	$49,113,307.66		$2,875,137.27

*	Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 18